UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Partnership Income [Abstract]
Time Charter Revenues	$ 36,872		$ 59,466
Management and administrative services revenue (a)	5,178	[1]	4,968	[1]
Total operating revenues	42,050		64,434
Vessel operating expenses	25,552		21,910
Voyage expenses	9,355		3,500
Administrative expenses	9,371		11,272
Depreciation and amortization	24,467		17,671
Total operating expenses	68,745		54,353
Gain on disposals to Golar Partners (includes amortization of deferred gains)	35,036		65,365
Other operating gains and losses	1,317		0
Operating income	9,658		75,446
Dividend income	12,855		15,101
Other non-operating expense	(32)		0
Total other non-operating income	12,823		15,101
Financial income (expenses)
Interest income	287		1,975
Interest expense	(3,535)		0
Other financial items, net	(38,736)		45,121
Net financial (expenses) income	(41,984)		47,096
(Loss) income before taxes and equity in net earnings of affiliates	(19,503)		137,643
Taxes	1,180		1,400
Equity in net earnings of affiliates	7,084		5,490
Net (loss) income	$ (11,239)		$ 144,533
Earnings Per Share, Basic	$ (0.14)		$ 1.80
Earnings Per Share, Diluted	$ (0.14)		$ 1.69
Common Stock, Dividends, Per Share, Cash Paid	$ 0.90	[2]	$ 0	[2]

[1]	This relates to related party ship management fee and management and administrative fee recharges. Refer to note 15.
[2]	The dividends declared in May 2014 for the quarter ended March 31, 2014 of $36.2 million were paid in July 2014.